UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10387

Tax-Managed Value Portfolio

(Exact Name of Registrant as Specified in Charter)

One Post Office Square, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Deidre E. Walsh

One Post Office Square, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2024

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Value Portfolio

Annual Shareholder Report October 31, 2024

This annual shareholder report contains important information about the Tax-Managed Value Portfolio (the "Fund") for the period of November 1, 2023 to October 31, 2024. You can find additional information about the Fund at www.eatonvance.com/open-end-mutual-fund-documents.php an selecting Eaton Vance Tax-Managed Value Fund. You can also request this information by contacting us at 1-800-262-1122.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Value Portfolio	$79	0.68%

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↑ An overweight position in Zebra Technologies Corp., a mobile computer technology company, aided returns as demand rose for its scanning and tracking devices

↑ An overweight position in Westinghouse Air Brake Technologies Corp., a supplier to railroads worldwide, increased in value as profit margins improved

↑ An overweight position in PNC Financial Services Group helped returns as its stock price rose on higher-than-anticipated fee income and robust interest income

↑ Among sectors, stock selections in the information technology, health care, and consumer discretionary sectors contributed to performance relative to the Index

↓ An overweight position in beer, wine, and spirits maker Constellation Brands Inc. hurt returns as beer sales were mixed and its wine business underperformed

↓ An overweight position in pharmaceutical firm Merck & Co. Inc. performed weakly on concerns about its new drug pipeline and slowing sales of existing products

↓ An overweight position in energy developer and oil producer ConocoPhillips fell in value as global energy demand and oil prices weakened during the period

↓ Among sectors, stock selections in the energy, consumer staples, and real estate sectors detracted from performance relative to the Index during the period

Fund Performance

Comparison of the change in value of a $10,000 investment for the period indicated.

	Tax-Managed Value Portfolio	Russell 3000® Index	Russell 1000® Value Index
10/14	$10,000	$10,000	$10,000
11/14	$10,076	$10,242	$10,205
12/14	$10,161	$10,242	$10,267
1/15	$9,902	$9,957	$9,857
2/15	$10,306	$10,534	$10,334
3/15	$10,196	$10,427	$10,193
4/15	$10,218	$10,474	$10,289
5/15	$10,354	$10,619	$10,412
6/15	$10,121	$10,441	$10,204
7/15	$10,253	$10,616	$10,249
8/15	$9,651	$9,975	$9,639
9/15	$9,423	$9,684	$9,348
10/15	$10,117	$10,449	$10,053
11/15	$10,161	$10,507	$10,091
12/15	$10,028	$10,291	$9,874
1/16	$9,530	$9,711	$9,364
2/16	$9,362	$9,707	$9,362
3/16	$9,937	$10,391	$10,036
4/16	$10,038	$10,455	$10,247
5/16	$10,148	$10,642	$10,406
6/16	$10,191	$10,664	$10,496
7/16	$10,368	$11,087	$10,801
8/16	$10,387	$11,116	$10,884
9/16	$10,291	$11,133	$10,861
10/16	$10,124	$10,892	$10,693
11/16	$10,579	$11,380	$11,304
12/16	$10,960	$11,602	$11,587
1/17	$11,023	$11,820	$11,669
2/17	$11,363	$12,260	$12,089
3/17	$11,213	$12,268	$11,965
4/17	$11,281	$12,398	$11,943
5/17	$11,305	$12,525	$11,931
6/17	$11,514	$12,638	$12,126
7/17	$11,625	$12,876	$12,287
8/17	$11,567	$12,901	$12,144
9/17	$11,946	$13,216	$12,504
10/17	$12,218	$13,504	$12,595
11/17	$12,674	$13,914	$12,980
12/17	$12,927	$14,053	$13,170
1/18	$13,492	$14,794	$13,679
2/18	$12,897	$14,249	$13,026
3/18	$12,686	$13,963	$12,797
4/18	$12,848	$14,016	$12,839
5/18	$13,000	$14,412	$12,915
6/18	$13,035	$14,506	$12,947
7/18	$13,634	$14,987	$13,460
8/18	$13,890	$15,514	$13,659
9/18	$13,978	$15,539	$13,686
10/18	$13,226	$14,395	$12,977
11/18	$13,437	$14,683	$13,364
12/18	$12,189	$13,317	$12,081
1/19	$13,024	$14,460	$13,021
2/19	$13,514	$14,968	$13,437
3/19	$13,754	$15,187	$13,523
4/19	$14,229	$15,793	$14,003
5/19	$13,389	$14,771	$13,102
6/19	$14,259	$15,809	$14,043
7/19	$14,469	$16,044	$14,159
8/19	$14,279	$15,717	$13,743
9/19	$14,649	$15,993	$14,233
10/19	$14,894	$16,337	$14,432
11/19	$15,414	$16,958	$14,878
12/19	$15,853	$17,447	$15,288
1/20	$15,599	$17,428	$14,959
2/20	$14,058	$16,002	$13,510
3/20	$11,746	$13,801	$11,201
4/20	$13,044	$15,629	$12,460
5/20	$13,627	$16,465	$12,887
6/20	$13,556	$16,841	$12,802
7/20	$14,012	$17,797	$13,308
8/20	$14,732	$19,087	$13,858
9/20	$14,362	$18,392	$13,518
10/20	$14,235	$17,995	$13,340
11/20	$15,959	$20,184	$15,135
12/20	$16,589	$21,092	$15,715
1/21	$16,362	$20,998	$15,571
2/21	$17,232	$21,654	$16,512
3/21	$18,061	$22,431	$17,484
4/21	$18,854	$23,587	$18,183
5/21	$19,091	$23,695	$18,607
6/21	$19,034	$24,279	$18,394
7/21	$19,333	$24,689	$18,541
8/21	$19,899	$25,393	$18,909
9/21	$19,122	$24,254	$18,251
10/21	$20,414	$25,894	$19,178
11/21	$19,858	$25,500	$18,502
12/21	$20,938	$26,504	$19,669
1/22	$20,333	$24,945	$19,211
2/22	$19,949	$24,317	$18,988
3/22	$20,198	$25,105	$19,524
4/22	$18,886	$22,852	$18,423
5/22	$19,366	$22,822	$18,781
6/22	$17,919	$20,912	$17,140
7/22	$19,091	$22,874	$18,276
8/22	$18,270	$22,021	$17,732
9/22	$16,866	$19,979	$16,177
10/22	$18,637	$21,617	$17,836
11/22	$19,804	$22,745	$18,950
12/22	$18,941	$21,414	$18,186
1/23	$19,837	$22,888	$19,129
2/23	$19,140	$22,353	$18,454
3/23	$18,891	$22,951	$18,369
4/23	$19,345	$23,196	$18,646
5/23	$18,514	$23,286	$17,927
6/23	$19,500	$24,876	$19,118
7/23	$20,258	$25,768	$19,790
8/23	$19,754	$25,270	$19,256
9/23	$18,913	$24,067	$18,513
10/23	$18,249	$23,429	$17,860
11/23	$19,605	$25,613	$19,207
12/23	$20,771	$26,972	$20,271
1/24	$20,713	$27,271	$20,292
2/24	$21,659	$28,747	$21,041
3/24	$22,874	$29,674	$22,092
4/24	$22,272	$28,369	$21,149
5/24	$23,051	$29,709	$21,819
6/24	$22,977	$30,629	$21,614
7/24	$23,555	$31,198	$22,719
8/24	$24,123	$31,877	$23,328
9/24	$24,489	$32,537	$23,652
10/24	$24,089	$32,298	$23,392

Average Annual Total Returns (%)

Fund	1 Year	5 Years	10 Years
Tax-Managed Value Portfolio	32.27%	10.08%	9.18%
Russell 3000®IndexFootnote Reference1	37.86%	14.59%	12.43%
Russell 1000® Value Index	30.98%	10.13%	8.86%
Footnote	Description
Footnote[1]	In accordance with regulatory changes requiring the Fund’s primary benchmark to represent the overall applicable market, the Fund’s primary prospectus benchmark changed to the indicated benchmark effective May 1, 2024.

Performance does not reflect the deduction of taxes that an investor would pay on distributions or redemptions. Performance assumes that all dividends and distributions, if any, were reinvested. For more recent performance information, visit www.eatonvance.com/performance.php.

THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Key Fund Statistics

Total Net Assets	$1,031,986,847
# of Portfolio Holdings	68
Portfolio Turnover Rate	23%
Total Advisory Fees Paid	$6,174,017

What did the Fund invest in?

The following tables reflect what the Fund invested in as of the report date.

Sector Allocation (% of total investments)

Financials
21.9%
Health Care
16.2%
Industrials
15.3%
Information Technology
8.2%
Utilities
6.4%
Consumer Discretionary
6.2%
Energy
5.5%
Consumer Staples
5.3%
Real Estate
4.8%
Communication Services
4.5%
Materials
4.2%
Short-Term Investments
1.5%

Value	Value
Short-Term Investments	1.5%
Materials	4.2%
Communication Services	4.5%
Real Estate	4.8%
Consumer Staples	5.3%
Energy	5.5%
Consumer Discretionary	6.2%
Utilities	6.4%
Information Technology	8.2%
Industrials	15.3%
Health Care	16.2%
Financials	21.9%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	4.6%
Home Depot, Inc.	3.1%
NextEra Energy, Inc.	3.0%
Micron Technology, Inc.	2.7%
Ingersoll Rand, Inc.	2.7%
Chevron Corp.	2.6%
Sempra	2.6%
PNC Financial Services Group, Inc.	2.6%
Charles Schwab Corp.	2.6%
Thermo Fisher Scientific, Inc.	2.4%
Total	28.9%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Additional Information

If you wish to view additional information about the Fund, including the prospectus, statement of additional information, financial statements and holdings, please scan the QR code or visit www.eatonvance.com/open-end-mutual-fund-documents.php and select Eaton Vance Tax-Managed Value Fund. For proxy information, please visit www.eatonvance.com/proxyvoting.

Householding

The Funds may deliver a single copy of certain required shareholder documents (including prospectuses, shareholder reports, and proxy materials) to investors with the same last name and the same address. Your participation will continue indefinitely unless you instruct otherwise by calling 1-800-262-1122 or by contacting your financial intermediary. Your instruction will typically be effective within 30 days of receipt.

Not FDIC Insured | May Lose Value | No Bank Guarantee

Annual Shareholder Report October 31, 2024

TMV Port.-TSR-AR

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/23	10/31/24
Audit Fees	$42,300	$46,600
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$0	$0
All Other Fees(3)	$0	$0

Total	$42,300	$46,600

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2023 and October 31, 2024; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/23	10/31/24
Registrant	$0	$0
Eaton Vance(1)	$0	$18,490

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies

Tax-Managed Value Portfolio
October 31, 2024
Portfolio of Investments

Common Stocks — 98.4%
Security	Shares	Value
Aerospace & Defense — 1.3%
RTX Corp.	113,000	$ 13,671,870
		$ 13,671,870
Banks — 8.4%
JPMorgan Chase & Co.	215,151	$ 47,746,310
PNC Financial Services Group, Inc.	142,029	26,739,800
Wells Fargo & Co.	188,847	12,259,947
		$ 86,746,057
Beverages — 1.4%
Constellation Brands, Inc., Class A	63,893	$ 14,844,900
		$ 14,844,900
Biotechnology — 1.9%
AbbVie, Inc.	95,280	$ 19,424,734
		$ 19,424,734
Building Products — 0.8%
Carrier Global Corp.	113,000	$ 8,217,360
		$ 8,217,360
Capital Markets — 6.5%
Ameriprise Financial, Inc.	19,677	$ 10,041,173
Cboe Global Markets, Inc.	22,561	4,818,353
Charles Schwab Corp.	371,980	26,347,343
Goldman Sachs Group, Inc.	22,892	11,853,249
Interactive Brokers Group, Inc., Class A	90,310	13,779,500
		$ 66,839,618
Chemicals — 2.3%
FMC Corp.	74,271	$ 4,826,872
Linde PLC	40,582	18,511,480
		$ 23,338,352
Communications Equipment — 1.0%
Cisco Systems, Inc.	191,540	$ 10,490,646
		$ 10,490,646
Consumer Staples Distribution & Retail — 2.0%
BJ's Wholesale Club Holdings, Inc.(1)	240,380	$ 20,367,397
		$ 20,367,397
Security	Shares	Value
Containers & Packaging — 0.4%
Ball Corp.	69,035	$ 4,090,324
		$ 4,090,324
Diversified Telecommunication Services — 0.8%
Verizon Communications, Inc.	186,389	$ 7,852,569
		$ 7,852,569
Electric Utilities — 3.0%
NextEra Energy, Inc.	392,766	$ 31,126,706
		$ 31,126,706
Electrical Equipment — 0.9%
Rockwell Automation, Inc.	33,916	$ 9,045,736
		$ 9,045,736
Electronic Equipment, Instruments & Components — 2.1%
Zebra Technologies Corp., Class A(1)	56,061	$ 21,413,620
		$ 21,413,620
Entertainment — 1.4%
Walt Disney Co.	147,913	$ 14,229,231
		$ 14,229,231
Financial Services — 3.0%
Fiserv, Inc.(1)	91,212	$ 18,050,855
Visa, Inc., Class A	44,697	12,955,425
		$ 31,006,280
Food Products — 1.3%
General Mills, Inc.	78,340	$ 5,328,687
Nestle SA	90,000	8,504,334
		$ 13,833,021
Ground Transportation — 1.1%
Union Pacific Corp.	50,876	$ 11,806,793
		$ 11,806,793
Health Care Equipment & Supplies — 2.0%
Stryker Corp.	58,093	$ 20,697,374
		$ 20,697,374
Health Care Providers & Services — 1.7%
McKesson Corp.	5,281	$ 2,643,616
UnitedHealth Group, Inc.	26,223	14,802,883
		$ 17,446,499

See Notes to Financial Statements.

Tax-Managed Value Portfolio
October 31, 2024
Portfolio of Investments — continued

Security	Shares	Value
Household Durables — 1.6%
D.R. Horton, Inc.	99,360	$ 16,791,840
		$ 16,791,840
Household Products — 0.5%
Clorox Co.	35,258	$ 5,590,156
		$ 5,590,156
Industrial Conglomerates — 3.6%
3M Co.	153,734	$ 19,750,207
Honeywell International, Inc.	83,731	17,221,792
		$ 36,971,999
Insurance — 4.0%
Arch Capital Group Ltd.(1)	183,981	$ 18,133,167
Reinsurance Group of America, Inc.	33,595	7,091,233
Travelers Cos., Inc.	64,030	15,747,538
		$ 40,971,938
Interactive Media & Services — 2.3%
Alphabet, Inc., Class A	141,849	$ 24,271,782
		$ 24,271,782
Leisure Products — 1.5%
Hasbro, Inc.	230,683	$ 15,139,725
		$ 15,139,725
Life Sciences Tools & Services — 2.8%
Mettler-Toledo International, Inc.(1)	3,177	$ 4,103,890
Thermo Fisher Scientific, Inc.	45,967	25,112,691
		$ 29,216,581
Machinery — 7.6%
Ingersoll Rand, Inc.	287,559	$ 27,605,664
Otis Worldwide Corp.	56,500	5,548,300
Parker-Hannifin Corp.	32,913	20,869,146
Toro Co.	44,934	3,616,288
Westinghouse Air Brake Technologies Corp.	109,778	20,636,069
		$ 78,275,467
Metals & Mining — 1.5%
Alcoa Corp.	398,933	$ 15,993,224
		$ 15,993,224
Multi-Utilities — 3.4%
CMS Energy Corp.	111,375	$ 7,752,814
Security	Shares	Value
Multi-Utilities (continued)
Sempra	325,074	$ 27,101,419
		$ 34,854,233
Oil, Gas & Consumable Fuels — 5.5%
Chevron Corp.	182,306	$ 27,130,779
ConocoPhillips	129,368	14,170,971
EOG Resources, Inc.	51,427	6,272,037
Phillips 66	74,143	9,032,100
		$ 56,605,887
Pharmaceuticals — 7.8%
Bristol-Myers Squibb Co.	136,886	$ 7,634,132
Eli Lilly & Co.	14,882	12,348,191
Johnson & Johnson	49,590	7,927,457
Merck & Co., Inc.	167,049	17,092,454
Sanofi SA	161,910	17,110,611
Zoetis, Inc.	101,295	18,109,520
		$ 80,222,365
Residential REITs — 4.8%
AvalonBay Communities, Inc.	47,915	$ 10,618,443
Invitation Homes, Inc.	458,376	14,397,590
Mid-America Apartment Communities, Inc.	159,962	24,208,649
		$ 49,224,682
Semiconductors & Semiconductor Equipment — 4.3%
Micron Technology, Inc.	279,608	$ 27,862,937
QUALCOMM, Inc.	69,710	11,346,697
Texas Instruments, Inc.	24,085	4,893,108
		$ 44,102,742
Software — 0.8%
Oracle Corp.	52,884	$ 8,876,051
		$ 8,876,051
Specialty Retail — 3.1%
Home Depot, Inc.	81,060	$ 31,917,375
		$ 31,917,375
Total Common Stocks (identified cost $441,099,972)		$1,015,515,134

See Notes to Financial Statements.

Tax-Managed Value Portfolio
October 31, 2024
Portfolio of Investments — continued

Short-Term Investments — 1.5%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(2)	15,822,470	$ 15,822,470
Total Short-Term Investments (identified cost $15,822,470)		$ 15,822,470
Total Investments — 99.9% (identified cost $456,922,442)		$1,031,337,604
Other Assets, Less Liabilities — 0.1%		$ 649,243
Net Assets — 100.0%		$1,031,986,847
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company (see Note 7). The rate shown is the annualized seven-day yield as of October 31, 2024.
Abbreviations:
REITs	– Real Estate Investment Trusts

See Notes to Financial Statements.

Tax-Managed Value Portfolio
October 31, 2024
Statement of Assets and Liabilities

October 31, 2024
Assets
Unaffiliated investments, at value (identified cost $441,099,972)	$1,015,515,134
Affiliated investments, at value (identified cost $15,822,470)	15,822,470
Dividends receivable	787,136
Dividends receivable from affiliated investments	12,160
Receivable for investments sold	336,133
Tax reclaims receivable	324,119
Trustees' deferred compensation plan	204,155
Total assets	$1,033,001,307
Liabilities
Payable to affiliates:
Investment adviser fee	$566,101
Trustees' fees	5,239
Trustees' deferred compensation plan	204,155
Payable for custodian fee	138,802
Payable for legal and accounting services	71,679
Accrued expenses	28,484
Total liabilities	$1,014,460
Net Assets applicable to investors' interest in Portfolio	$1,031,986,847

See Notes to Financial Statements.

Tax-Managed Value Portfolio
October 31, 2024
Statement of Operations

Year Ended
October 31, 2024
Investment Income
Dividend income (net of foreign taxes withheld of $156,049)	$18,440,549
Dividend income from affiliated investments	142,826
Securities lending income, net	6,706
Total investment income	$18,590,081
Expenses
Investment adviser fee	$6,178,014
Trustees’ fees and expenses	60,807
Custodian fee	231,094
Legal and accounting services	82,607
Miscellaneous	5,570
Total expenses	$6,558,092
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$3,997
Total expense reductions	$3,997
Net expenses	$6,554,095
Net investment income	$12,035,986
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$56,962,701(1)
Foreign currency transactions	6,495
Net realized gain	$56,969,196
Change in unrealized appreciation (depreciation):
Investments	$190,636,572
Foreign currency	10,225
Net change in unrealized appreciation (depreciation)	$190,646,797
Net realized and unrealized gain	$247,615,993
Net increase in net assets from operations	$259,651,979
(1)	Includes $25,902,972 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Value Portfolio
October 31, 2024
Statements of Changes in Net Assets

	Year Ended October 31,
	2024	2023
Increase (Decrease) in Net Assets
From operations:
Net investment income	$12,035,986	$12,531,564
Net realized gain	56,969,196(1)	45,678,729(2)
Net change in unrealized appreciation (depreciation)	190,646,797	(72,880,666)
Net increase (decrease) in net assets from operations	$259,651,979	$(14,670,373)
Capital transactions:
Contributions	$9,683,402	$11,089,671
Withdrawals	(59,107,279)	(55,288,578)
Net decrease in net assets from capital transactions	$(49,423,877)	$(44,198,907)
Net increase (decrease) in net assets	$210,228,102	$(58,869,280)
Net Assets
At beginning of year	$821,758,745	$880,628,025
At end of year	$1,031,986,847	$821,758,745
(1)	Includes $25,902,972 of net realized gains from redemptions in-kind.
(2)	Includes $25,897,342 of net realized gains from redemptions in-kind.

See Notes to Financial Statements.

Tax-Managed Value Portfolio
October 31, 2024
Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2024	2023	2022	2021	2020
Ratios (as a percentage of average daily net assets):(1)
Total expenses	0.68%	0.68%	0.68%	0.68%	0.68%
Net expenses	0.68%(2)	0.68%(2)	0.68%(2)	0.68%	0.68%
Net investment income	1.24%	1.42%	1.65%	1.27%	1.73%
Portfolio Turnover	23%	31%	29%	11%	25%
Total Return	32.27%	(1.84)%	(8.51)%	43.69%	(4.18)%
Net assets, end of year (000’s omitted)	$1,031,987	$821,759	$880,628	$994,337	$704,707
(1)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Portfolio.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the years ended October 31, 2024, 2023 and 2022).

See Notes to Financial Statements.

Tax-Managed Value Portfolio
October 31, 2024
Notes to Financial Statements

1  Significant Accounting Policies
Tax-Managed Value Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing primarily in value stocks. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2024, Eaton Vance Tax-Managed Value Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 80.1% and 19.9%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries (the “EU reclaims”). Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, the EU reclaims are recorded as income only when the likelihood of their receipt becomes certain.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of October 31, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

Tax-Managed Value Portfolio
October 31, 2024
Notes to Financial Statements — continued

E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $500 million	0.650%
$500 million but less than $1 billion	0.625%
$1 billion but less than $2 billion	0.600%
$2 billion but less than $5 billion	0.575%
$5 billion and over	0.555%
For the year ended October 31, 2024, the investment adviser fee amounted to $6,178,014 or 0.64% of the Portfolio's average daily net assets. The Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2024, the investment adviser fee paid was reduced by $3,997 relating to the Portfolio's investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of BMR’s organization receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. Certain officers and Trustees of the Portfolio are officers of the above organization.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations and in-kind transactions, aggregated $221,358,558 and $220,330,053, respectively, for the year ended October 31, 2024. In-kind sales for the year ended October 31, 2024 aggregated $30,244,193.

Tax-Managed Value Portfolio
October 31, 2024
Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2024, as determined on a federal income tax basis, were as follows:
Aggregate cost	$459,849,045
Gross unrealized appreciation	$571,983,922
Gross unrealized depreciation	(495,363)
Net unrealized appreciation	$571,488,559
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by BMR and its affiliates in a $650 million unsecured revolving line of credit agreement with a group of banks, which is in effect through October 21, 2025. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings generally at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2024, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2024.
6  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral. At October 31, 2024, the Portfolio had no securities on loan.
7  Affiliated Investments
At October 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $15,822,470, which represents 1.5% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended October 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$32,183,861	$95,614,067	$(111,975,458)	$ —	$ —	$15,822,470	$142,826	15,822,470

Tax-Managed Value Portfolio
October 31, 2024
Notes to Financial Statements — continued

8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 46,353,582	$ —	$ —	$ 46,353,582
Consumer Discretionary	63,848,940	—	—	63,848,940
Consumer Staples	46,131,140	8,504,334	—	54,635,474
Energy	56,605,887	—	—	56,605,887
Financials	225,563,893	—	—	225,563,893
Health Care	149,896,942	17,110,611	—	167,007,553
Industrials	157,989,225	—	—	157,989,225
Information Technology	84,883,059	—	—	84,883,059
Materials	43,421,900	—	—	43,421,900
Real Estate	49,224,682	—	—	49,224,682
Utilities	65,980,939	—	—	65,980,939
Total Common Stocks	$ 989,900,189	$25,614,945*	$ —	$1,015,515,134
Short-Term Investments	$ 15,822,470	$ —	$ —	$ 15,822,470
Total Investments	$1,005,722,659	$ 25,614,945	$ —	$1,031,337,604
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Tax-Managed Value Portfolio
October 31, 2024
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed Value Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Tax-Managed Value Portfolio (the “Portfolio"), including the portfolio of investments, as of October 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 18, 2024
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Eaton Vance
Tax-Managed Value Fund
October 31, 2024
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 6, 2024, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee comprised of all of the Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of meetings held between April and June 2024, as well as certain additional information provided in response to specific requests from the Independent Trustees as members of the Contract Review Committee. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (each “Eaton Vance Fund” is referred to below as a “fund”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios, and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other funds, collective investment trusts and institutional accounts) with the same or substantially similar investment objective as the fund and with a significant overlap in holdings based on criteria set by the Board, if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used by the adviser to determine the value of fund assets, including, when necessary, the determination of “fair value” by the adviser in its role as each funds’ valuation designee and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
1 Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Eaton Vance Management and Boston Management and Research are referred to collectively as the “adviser.”

Eaton Vance
Tax-Managed Value Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other funds and investment accounts, as applicable;
•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a competitive marketplace for talent;
•  Information regarding the adviser’s compensation methodology for its investment professionals and the incentives and accountability it creates, along with investment professionals’ investments in the fund(s) they manage;
• The personal trading codes of ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, including descriptions of their various compliance programs and their record of compliance and remediation;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund;
• A description of the adviser’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance Corp. on March 1, 2021;
•  Information concerning the nature, cost, and character of the administrative and other non-investment advisory services provided by the adviser and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule), and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates, and other relevant matters;
• The risks that the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 6, 2024 meeting, the Board and its committees received information from portfolio managers and other investment professionals of the adviser and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Board and its committees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance, and other issues with respect to the funds, and received and participated in reports and presentations provided by the adviser and sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular video or telephone conferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Kirkland & Ellis LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Eaton Vance Tax-Managed Value Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Tax-Managed Value Portfolio (the “Portfolio”), the

Eaton Vance
Tax-Managed Value Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser.
The Board considered each Adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education and experience of the investment professionals who provide services to the Portfolio. The Board specifically noted that each Adviser has devoted extensive resources to in-house equity research capabilities and also draws upon independent research available from third-party sources. The Board considered each Adviser’s experience managing funds that seek to maximize after-tax returns. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, compliance with policies and procedures, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered relevant examinations of each Adviser and its affiliates by regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2023. In this regard, the Board noted that the performance of the Fund was lower than the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. On the basis of the foregoing, the performance of the Fund over other periods, and other relevant information provided by the Adviser in response to requests from the Contract Review Committee, the Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2023, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered certain Fund specific factors that had an impact on the Fund’s total expense ratio relative to comparable funds, as identified by management in response to inquiries from the Contract Review Committee.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

Eaton Vance
Tax-Managed Value Fund
October 31, 2024
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates are not excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. To assist in the evaluation of the sharing of any economies of scale, the Board received data showing for recent years, asset levels, Adviser profitability and total expense ratios. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by each Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

EATVX-NCSR    10.31.24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract

The information is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominee to the Portfolio’s Board of Trustees since the Portfolio last provided disclosure in response to this item.

Item 16. Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the registrant’s internal control over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Principal Financial Officer’s Section 302 certification.

(a)(2)(ii)	Principal Executive Officer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Value Portfolio

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date: December 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Principal Financial Officer

Date: December 23, 2024

By:	/s/ R. Kelly Williams, Jr.
R. Kelly Williams, Jr.
Principal Executive Officer

Date: December 23, 2024